Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2011
Document And Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Entity Registrant Name	RRSat Global Communications Network Ltd.
Entity Central Index Key	0001375829
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Common Stock, Shares Outstanding	17,346,561
Entity Public Float		$ 35,339,969

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash and cash equivalents	$ 14,443	$ 13,091
Marketable securities	18,764	22,516
Accounts receivable:
Trade (net of provision for doubtful accounts of $5,641 and $6,892 as of December 31, 2010 and 2011 respectively)	19,402	19,860
Other	686	1,312
Fair value of embedded currency conversion derivatives	206	893
Deferred taxes	2,449	1,657
Prepaid expenses	2,223	2,145
Total current assets	58,173	61,474
Fair value of embedded currency conversion derivatives	591	1,185
Deposits and long-term prepaid expenses	2,043	2,201
Long- term land lease prepaid expenses	7,642	7,709
Deferred taxes		501
Assets held for employees severance payments	1,757	2,015
Fixed assets, at cost, less accumulated depreciation and amortization	45,495	40,779
Goodwill	3,734	3,734
Intangible assets, at cost, less accumulated amortization	586	897
Total assets	120,021	120,495
Liabilities and shareholders' equity
Trade	11,547	13,194
Other	2,335	2,510
Fair value of embedded currency conversion derivatives	990	349
Deferred income	8,787	8,456
Total current liabilities	23,659	24,509
Long-term liabilities
Deferred income	7,192	7,619
Fair value of embedded currency conversion derivatives	980	772
Liability in respect of employees severance payments	1,819	2,058
Deferred taxes	1,664	1,125
Total long-term liabilities	11,655	11,574
Total liabilities	35,314	36,083
Commitments, contingent liabilities and liens
Shareholders' equity
Ordinary shares NIS 0.01 par value each (20,000,000 shares authorized as of December 31, 2010 and 2011; 17,346,561 shares issued and fully paid as of December 31, 2010 and 2011)	40	40
Additional paid in capital	53,010	52,893
Retained earnings	31,727	31,555
Accumulated other comprehensive loss	(70)	(76)
Total shareholders' equity	84,707	84,412
Total liabilities and shareholders' equity	$ 120,021	$ 120,495

Consolidated Balance Sheets (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 ILS	Dec. 31, 2010 USD ($)	Dec. 31, 2010 ILS
Consolidated Balance Sheets [Abstract]
Accounts receivable, net of provision for doubtful accounts	$ 6,892		$ 5,641
Common stock, par value		0.01		0.01
Common stock, shares authorized	20,000,000	20,000,000	20,000,000	20,000,000
Common stock, shares issued	17,346,561	17,346,561	17,346,561	17,346,561

Consolidated Statements Of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Operations [Abstract]
Revenues	$ 112,920	$ 102,027	$ 93,687
Cost of revenues	86,939	75,962	64,548
Gross profit	25,981	26,065	29,139
Operating expenses
Sales and marketing	7,067	6,380	5,554
General and administrative	10,130	9,194	8,391
Total operating expenses	17,197	15,574	13,945
Operating income	8,784	10,491	15,194
Interest and marketable securities income	400	681	639
Currency fluctuation and other financing income (expenses), net	(740)	(1,268)	299
Changes in fair value of embedded currency conversion derivatives	(2,130)	1,254	(1,326)
Other income (expenses), net	(1)		26
Income before taxes on income	6,313	11,158	14,832
Income taxes	1,978	2,448	3,254
Net income	$ 4,335	$ 8,710	$ 11,578
Income per Ordinary Share
Basic income per Ordinary Share	$ 0.25	$ 0.5	$ 0.67
Diluted income per Ordinary Share	$ 0.25	$ 0.5	$ 0.67
Weighted average number of Ordinary Shares used to compute basic income per Ordinary Share	17,346,561	17,330,024	17,310,005
Weighted average number of Ordinary Shares used to compute diluted income per Ordinary Share	17,346,561	17,380,677	17,399,324

Consolidated Statements Of Changes In Shareholders' Equity And Comprehensive Income (USD $) In Thousands, except Share data, unless otherwise specified	Zero Point Zero Nine [Member] Retained Earnings [Member]	Zero Point Zero Nine [Member]	Zero Point Three Two [Member] Retained Earnings [Member]	Zero Point Three Two [Member]	Zero Point Two Three [Member] Retained Earnings [Member]	Zero Point Two Three [Member]	Zero Point One Seven [Member] Retained Earnings [Member]	Zero Point One Seven [Member]	Zero Point One Five [Member] Retained Earnings [Member]	Zero Point One Five [Member]	Ordinary Shares [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Loss [Member]	Total
Balance at Dec. 31, 2008											$ 40	$ 52,106	$ 26,309	$ (105)	$ 78,350
Balance, shares at Dec. 31, 2008											17,306,783
Changes during period
Vesting of RSU's, shares											19,933
Stock based compensation												415			415
Dividend			(5,538)	(5,538)			(2,942)	(2,942)
Comprehensive - income:
Other comprehensive gain/ loss -unrealized change in investment securities, net of deferred tax benefit/ expense														80	80
Net income													11,578		11,578
Total comprehensive income													11,578	80	11,658
Balance at Dec. 31, 2009											40	52,521	29,407	(25)	81,943
Balance, shares at Dec. 31, 2009											17,326,716
Changes during period
Vesting of RSU's, shares											19,845
Stock based compensation												372			372
Dividend					(3,963)	(3,963)			(2,599)	(2,599)
Comprehensive - income:
Other comprehensive gain/ loss -unrealized change in investment securities, net of deferred tax benefit/ expense														(75)	(75)
Other comprehensive income -reclassification adjustments for gains/ loss of marketable securities, net of tax effect, reclassified into income														24	24
Net income													8,710		8,710
Total comprehensive income													8,710	(51)	8,659
Balance at Dec. 31, 2010											40	52,893	31,555	(76)	84,412
Balance, shares at Dec. 31, 2010											17,346,561
Changes during period
Stock based compensation												117			117
Dividend	(1,561)	(1,561)							(2,602)	(2,602)
Comprehensive - income:
Other comprehensive gain/ loss -unrealized change in investment securities, net of deferred tax benefit/ expense														(40)	(40)
Other comprehensive income -reclassification adjustments for gains/ loss of marketable securities, net of tax effect, reclassified into income														46	46
Net income													4,335		4,335
Total comprehensive income													4,335	6	4,341
Balance at Dec. 31, 2011											$ 40	$ 53,010	$ 31,727	$ (70)	$ 84,707
Balance, shares at Dec. 31, 2011											17,346,561

Consolidated Statements Of Changes In Shareholders' Equity And Comprehensive Income (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Unrealized change in deferred tax benefit related to investment securities	$ 15	$ 24	$ 27
Reclassification adjustments for gains/loss of marketable securities net of tax	$ 15	$ 8
Zero Point Zero Nine [Member]
Dividend paid, per share	$ 0.09
Zero Point Three Two [Member]
Dividend paid, per share			$ 0.32
Zero Point Two Three [Member]
Dividend paid, per share		$ 0.23
Zero Point One Seven [Member]
Dividend paid, per share			$ 0.17
Zero Point One Five [Member]
Dividend paid, per share	$ 0.15	$ 0.15

Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities
Net income	$ 4,335	$ 8,710	$ 11,578
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	8,477	6,454	5,584
Provision for doubtful account	2,217	2,024	2,421
Deferred taxes	248	107	(1,346)
Discount accretion and premium amortization of held- to- maturity securities, net		(15)	299
Discount accretion and premium amortization of available- for- sale securities, net	(325)	(422)	(396)
Changes in liability for employee severance payments, net	19	8	(38)
Capital gains on sale of fixed assets, net	1		(26)
Stock- based compensation	117	372	415
Changes in fair value of embedded currency conversion derivatives	2,130	(1,254)	1,326
Loss (profit) from trading securities, net	158	(164)	(340)
Changes in assets and liabilities:
Increase in accounts receivable - trade	(1,759)	(5,119)	(7,959)
Decrease (increase) in accounts receivable - other	626	(753)	(142)
Increase in prepaid expenses, net	(78)	(161)	(594)
Decrease (increase) in deposits and long-term prepaid expenses	158	(1,171)	761
Increase (decrease) in accounts payable	17	(283)	2,483
Increase (decrease) in deferred income	(96)	1,018	2,928
Net cash provided by operating activities	16,245	9,351	16,954
Cash flows from investing activities
Investment in fixed assets	(14,657)	(15,265)	(7,955)
Investment in other assets	(27)		(161)
Proceeds (investment) in short- term deposits		9,900	(9,900)
Investment in available- for- sale securities	(8,005)	(10,298)	(16,804)
Increase in trading securities, net	(231)	(37)	(13)
Proceeds from available- for- sale securities	12,161	10,281	1,846
Proceeds from held- to- maturity securities		780	4,652
Proceeds from sale of fixed assets	29		53
Net cash used in investing activities	(10,730)	(4,639)	(28,282)
Cash flows from financing activities
Dividend paid	(4,163)	(6,562)	(8,480)
Net cash used in financing activities	(4,163)	(6,562)	(8,480)
Increase (decrease) in cash and cash equivalents	1,352	(1,850)	(19,808)
Balance of cash and cash equivalents at beginning of year	13,091	14,941	34,749
Balance of cash and cash equivalents at end of year	14,443	13,091	14,941
A. Non-cash transactions
Investment in fixed assets	1,293	3,132	679
B. Supplementary cash flow information
Income taxes paid, net	$ 1,694	$ 3,027	$ 5,208

Organization And Summary Of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Organization And Summary Of Significant Accounting Policies [Abstract]
Organization And Summary Of Significant Accounting Policies
Note 1 - Organization and Summary of Significant Accounting Policies

A.	General

RRsat Global Communications Network Ltd. was incorporated in 1981 and it engages in providing global, end-to-end, content distribution and management services to television and radio broadcasting  industries through satellite, terrestrial fiber optic and Internet, and mobile communications services through satellites (MSS).

B.	Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America.

C.	Functional and reporting currency

The currency of the primary economic environment in which the Company operations are conducted is the U.S. dollar. Therefore it has been determined by the Company that the functional currency is the U.S. dollar.

Transactions denominated in foreign currencies other than the U.S. dollar are translated into the functional currency using current exchange rates. Gains and losses from the translation of foreign currency balances are recorded in the statement of operations.

D.	Principle of Consolidation

The accompanying consolidated financial statements include the accounts of RRsat Global Communications Network Ltd. and its owned subsidiaries (collectively, the Company).  All intercompany balances and transactions have been eliminated in consolidation.

E.	Cash and cash equivalents

Cash and cash eqvivalents consist of cash and deposits with original maturity of three months or less from the date of invesment.

F.	Use of estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant items subject to such estimates and assumptions include the useful lives of fixed assets; allocation of fair value of assets and liabilities in acquisitions; allowances for doubtful accounts; the valuation of embedded derivatives, impairment of fixed and intangible assets, valuation of deferred tax assets, share-based compensation, income tax uncertainties and other contingencies. The current economic environment has increased the degree of uncertainty inherent in those estimates and assumptions.

G.	Marketable securities

Marketable securities at December 31, 2010 and 2011 consist of corporate debentures, corporate shares, government debentures, mutual funds, and treasury notes. The Company classifies its debt securities in one of three categories: trading, available for sale or held to maturity and its equity securities into trading. Trading securities are bought and held principally for the purpose of selling them in the near term. Held to maturity debt securities are those securities in which the Company has the ability and intent to hold the security until maturity. All securities not included in trading or held to maturity are classified as available for sale.

Trading and available for sale securities are recorded at fair value. The fair value of debt securities and equity securities is based on quoted market prices in active markets at the reporting date for those investments. Held to maturity debt securities are recorded at amortized cost, adjusted for the amortization or accretion of premiums or discounts. Unrealized holding gains and losses on trading securities are included in earnings. Unrealized holding gains and losses, net of the related tax effect, on available for sale securities are excluded from earnings and are reported as a separate component of accumulated other comprehensive income (loss) until realized. Realized gains and losses from the sale of available for sale securities are determined on a specific identification basis.

Premiums and discounts on debt securities are amortized or accreted over the life of the related held to maturity or available for sale security as an adjustment to yield using the effective interest method. Such amortization and accretion is included in the "Interest and marketable securities income" line item in the consolidated statements of operations. Dividend and interest income are recognized when earned.

The company applies ASC 320-10 and ASC 958-320, "Recognition and Presentation of Other-Than-Temporary Impairments" (ASC 320-10 and ASC 958-320). When an other-than-temporary impairment has occurred, the amount of the other-than-temporary impairment recognized in earnings depends on whether the Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis less any current-period credit loss.

If the Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis less any current-period credit loss, the other-than-temporary impairment is recognized in earnings equal to the entire difference between the investment's amortized cost basis and its fair value at the balance sheet date. If the Company does not intend to sell the security and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis less any current-period credit loss, the other-than-temporary impairment is separated into the amount representing the credit loss and the amount related to all other factors. The amount of the total other-than-temporary impairment related to the credit loss is recognized in earnings. The amount of the total other-than-temporary impairment related to other factors is recognized in other comprehensive income, net of applicable income taxes. Standards ASC 320-10 and ASC 958-320 did not have material effect on the Company's financial statements.

H.	Provision for doubtful accounts

The financial statements include general and specific provisions for doubtful debts, which, in management's opinion, adequately reflect the estimated losses resulting from account recivables for which the collection is not reasonably probable.  Doubtful  debts, which according to Company's management opinion are unlikely to be collected, are written-off  from the Company's books, based on a management resolution.  Management's determination of the adequacy of the provision is based, inter alia, on an evaluation of the risk, by considering the available information on the financial position of the debtors, the volume of their business, the age of the recievable balance, an evaluation of the security received from them and past experience. The changes in the provision during the year:

	Year ended December 31
	2009	2010	2011

Opening balance	$2,188	$4,484	$5,641
Additions during the year	2,421	2,024	2,217
Deductions during the year	(125)	(867)	(966)

Closing balance	$4,484	$5,641	$6,892

I.	Assets held for employees severance benefits

Assets held for employees severance benefits represent contributions to severance pay funds and cash surrender value of life insurance policies that are recorded at their current redemption value.

J.	Fixed assets

Fixed assets are stated at cost less accumulated depreciation and amortization.

Depreciation and amortization are calculated by the straight-line method over the estimated useful lives of the assets using the following annual rates:

%
Buildings and infrastructure	2.5 - 5
Communication equipment	10-15
Office furniture and equipment	6-33
Motor vehicles	15
Leasehold improvements are amortized over the shorter of their
estimated useful life of the assets or expected lease terms	10

K.	Operating lease

The Company classifies lease agreements, under which the lessor substantially assumes all risks and rewards of ownership, as an operating lease. Payment made under operating lease are recognized in the statements of operation on a straight line basis over the term of the lease.

L.	Goodwill

Goodwill is an asset representing the future economic benefits arising from other assets acquired in a business combination that are not individually identified and separately recognized. Goodwill is reviewed for impairment at least annually, on December 31 or upon the occurrence of a trigger event. The goodwill impairment test is a two step test. Under the first step, the fair value of the reporting unit is compared with its carrying value (including goodwill). If the fair value of the reporting unit is less than its carrying value, an indication of goodwill impairment exists for the reporting unit and the entity must perform step two of the impairment test (measurement). Under step two, an impairment loss is recognized for any excess of the carrying amount of the reporting unit's goodwill over the implied fair value of that goodwill. If the fair value of the reporting unit exceeds its carrying value, step two does not need to be performed.

In November 2008, the Company acquired from Bezeq The Israeli Telecommunication Corporation Ltd. ("Bezeq") its satellite business including the Bezeqsat and "711" business units (services to television and radio brand casting companies and mobile satellite communication services) and real property and assets of the Emeq Haela teleport located in Israel. As a result of the acquisition, the Company enhanced its infrustructure and service offering. The aggregate purchase price was $15,573 and was paid in cash. The Company has accounted for this acquisition as business combination.

The goodwill recorded in the acquisition from Bezeq represents future synergy in the Company's content management and distribution services resulting from the use of the Emeq Haela facility for expanding its business.

No impairment loss was recognized in 2010 and 2011. See also Note 15.

M.	Intangible Assets

Intangible assets are stated at cost less accumulated amortization.

Amortization is calculated by the straight-line method on the basis of the estimated useful lives of the assets using annual rates between 10-33%.

Amortization
percentage

Franchise agreement	18-33
Brand name	18.2
Customer relationship	18-33
Licenses	10

Intangible assets are tested for recoverability whenever events or changes in circumstances indicate that its carrying amount may not be recoverable. There were no such triggering events in 2010 and 2011.

N.	Stock compensation plans

The Company accounts for its directors and employees stock-based compensation awards in accordance with ASC Topic 718, Compensation - Stock Compensation. ASC Topic 718 requires that all stock- based compensation be recognized as an expense in the financial statements and that such cost be measured at the fair value of the awards at the grant date, ultimately expected to vest (net of forfeitures).

The Company recognizes the cost of awards with graded vesting based on a straight- line method, and of awards with conditional vesting on market performences conditions based on graded method.

O.	Income per Ordinary Share

Basic income per Ordinary Share is calculated by dividing the net income attributable to Ordinary Shares by the weighted average number of Ordinary Shares outstanding. The diluted income per Ordinary share calculation is similar to basic income per share except that the weighted average of common shares outstanding is increased to include outstanding potential common shares, during the period if dilutive. Potential common shares arise from stock options and unvested restricted share units. The dilutive effect is reflected by the application of the treasury stock method.

The following table summarizes information related to the computation of basic and diluted income per Ordinary Share for the years indicated.

	Year ended December 31
	2009	2010	2011
Income per Ordinary Share
Net income attributable to Ordinary Shares	$11,578	$8,710	$4,335
Weighted average number of Ordinary Shares
outstanding used in basic income per
Ordinary Share calculation	17,310,005	17,330,024	17,346,561
Add assumed exercise of outstanding
dilutive potential Ordinary Shares	89,319	50,653	-

Weighted average number of Ordinary Shares
outstanding used in diluted income per
Ordinary Share calculation	17,399,324	17,380,677	17,346,561

Basic income per Ordinary Share	0.67	0.50	0.25

Diluted income per Ordinary Share	0.67	0.50	0.25

P.	Income taxes

Income taxes are accounted for under the asset and liability method.  Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. A valuation allowance is provided for deferred tax assets if it is more likely then not, that the Company will not be able to realize their benefit. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

Deferred tax assets and liabilities are classified as current or non current items in accordance with the nature of the assets or liabilities to which they relate. When there are no underlying assets or liabilities the deferred tax assets and liabilities are classified in accordance with the period of expected reversal. Income tax expenses represent the tax payable for the period and the changes during the period in deferred tax assets and liabilities.

The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgement occurs.

The Company records interest related to unrecognized tax benefits in interest expense and penalties in general and administrative expenses.

Q.	Revenue recognition

The Company recognizes revenues when there is persuasive evidence of an arrangement, delivery has occurred, the price is fixed or determinable and the collection of the resulting receivable is probable. Revenues from services are recognized on a straight-line basis, over the contractual term of the arrangement during which services are rendered, which generally extends over terms of three to five years with an automatic renewal option for an additional one to five years. Deposits received in advance are classified as deferred revenue and not recognized as revenues until the related services are provided.

Indirect taxes collected from customers and remitted to governmental authorities are accounted for on a net basis and, therefore, are excluded from revenues in the consolidated statements of operation.

R.	Impairment of long-lived assets

In accordance with Impairment or Disposal of Long-Lived Assets Subsections of FASB ASC Subtopic 360-10, Property, Plant, and Equipment - Overall, (FASB Statement No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets), long lived assets, such as fixed assets, and purchased intangible assets subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If circumstances require a long lived asset or asset group be tested for possible impairment, the Company first compares undiscounted cash flows expected to be generated by that asset or asset group to its carrying value. If the carrying value of the long lived asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying value exceeds its fair value. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third party independent appraisals, as considered necessary.

S.	Liability in respect of employees severance payments

The Company records its obligation with respect of employees severance payments as if it was payable at each balance sheet date (the "shut-down method"). The liability is recognized on an undiscounted basis and is calculated on the basis of the latest salary of each employee in Israel multiplied by the number of years of employment as of the balance sheet date. Employee benefits subject to section 14 of the Israel Severance pay law- 1963 are accounted for as defined contribution plans (see note 9).

T.	Fair value of embedded currency conversion derivatives

The Company accounts for derivative and hedging activities in accordance with FASB ASC Topic 815, Derivatives and Hedging, which requires that all derivatives instruments be recorded on the balance sheet at their respective fair value. The Company does not use derivative instruments to hedge exposures to cash flow, market or foreign currency risks, but occasionally enters into commercial (foreign currency) contracts in which a derivative instrument is "embedded", based on the future non cancelable contractual term.  For these embedded derivatives, for which the economic characteristics and risks are not clearly and closely related to the economic characteristics and risks of the host contract, the changes in fair value are recorded in the statement of operations.

U.	Concentration of credit risk

Financial instruments that may subject the Company to significant concentrations of credit risk consist principally of cash and cash equivalents, marketable securities and trade accounts receivable. Cash and cash equivalents are deposited with several major financial institutions in Israel and the U.S. The Company invests in securities with original maturity dates of up to four years with credit ratings of A- and above.

The Company performs ongoing credit evaluations of the financial condition of its customers.  The risk of collection associated with trade receivables is reduced by the large number and geographical  dispersion of the Company's customer base and the Company's policy of requiring collateral on sales to customers.

V.	Fair Value Measurements

The Company adopted  ASC Topic 820 which defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC Topic 820 also establishes a framework for measuring fair value and expands disclosures about fair value measurements.

W.	Recently issued accounting standards

In June 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-05, Comprehensive Income (Topic 220)- Presentation of Comprehensive Income (ASU 2011-05). ASU 2011-05 eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity. ASU 2011-05 requires retrospective application and is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. In December 2011, the FASB decided to defer the effective date of those changes in ASU 2011-05 that relate only to the presentation of reclassification adjustments in the statement of income by issuing ASU 2011-12, Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive income in Accounting Standards Update 2011-05. The Company plans to implement the provisions of ASU 2011-05 by presenting a separate statement of other comprehensive income following the statement of income in 2012. Other than the presentational changes that will be required by ASU 2011-05, the adoption of ASU 2011-05 is not expected to have any significant impact on our consolidated financial statements.

In May 2011, the FASB issued ASU 2011-04, Fair Value Measurement (Topic 820)- Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (ASU 2011-04).  ASU 2011-04 amends certain fair value principles to improve comparability between GAAP and International Financial Reporting Standards regarding fair value measurements and disclosures. In addition, ASU 2011-04 requires entities to disclose, among others: (1) quantitative information about the significant unobservable inputs used for Level 3 measurements; (2) qualitative information regarding the sensitivity of Level 3 measurements to changes in related unobservable inputs and (3) the amounts of any transfers between Levels 1 and 2 of the fair value hierarchy and the reasons for those transfers. ASU 2011-04 will become effective during interim and annual periods beginning after December 15, 2011. The company is currently assessing the impact of adoption of ASU 2011-04 may have on its consolidated financial statements.

In September 2011, Financial Accounting Standards Board ("FASB") issued Accounting Standards Update (ASU) No. 2011-08, Testing Goodwill for Impairment (Accounting Standards Codification (ASC) Topic 350). Under the amendments in this ASU, an entity has the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If, after assessing the totality of events or circumstances, an entity determines it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the two-step impairment test is unnecessary. However, if an entity concludes otherwise, then it is required to perform the first step of the two-step impairment test by calculating the fair value of the reporting unit and comparing the fair value with the carrying amount of the reporting unit. If the carrying amount of a reporting unit exceeds its fair value, then the entity is required to perform the second step of the goodwill impairment test to measure the amount of the impairment loss, if any. Under the amendments in this ASU, an entity has also the option to bypass the qualitative assessment for any reporting unit in any period and proceed directly to performing the first step of the two-step goodwill impairment test. An entity may resume performing the qualitative assessment in any subsequent period. The amendments are effective for annual goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted. The Company does not believe the adoption of this guidance will have a material impact on its consolidated financial statements.

X.	Reclassification

The company reclassified a portion of the "Fair value of embedded conversion derivatives" presented on the balance sheet as of December 31, 2010 from short term to long term in order to be consistent with current period presentation, so that the sum of $1,185 and $772 were reclassified from short term "Fair value of embedded conversion derivatives" to long term "Fair value of embedded conversion derivatives" in the assets and liabilities, respectively, for the year ended December 31, 2010.

Cash And Cash Equivalents	12 Months Ended
Dec. 31, 2011
Cash And Cash Equivalents [Abstract]
Cash And Cash Equivalents
Note 2 - Cash and Cash Equivalents

	December 31	December 31
	2010	2011

Denominated in U.S. dollars	$11,034	$10,576
Denominated in Euro	1,947	3,361
Denominated in NIS	108	318
Other	2	188

	$13,091	$14,443

Total decrease in cash and cash aqivalents balance in 2011 that is due to changes in exchange-rate differences totaled $319 (in 2010 - a decrease of $315).

Marketable Securities	12 Months Ended
Dec. 31, 2011
Marketable Securities [Abstract]
Marketable Securities
Note 3 - Marketable Securities

A.

	December 31	December 31
	2010	2011

Trade	$1,593	$1,666
Available for sale	20,923	17,098

	$22,516	$18,764

B.	The carrying amount, gross unrealized holding gains, gross unrealized holding losses, and fair value of available for sale by major security type and class of security are as follows:

		Gross	Gross
		unrealized	unrealized
	Amortized	holding	holding
	cost	gains	(losses)	Fair value
As of December 31, 2011
Available- for- sale:
Corporate debentures- current	$14,347	$83	$(191)	$14,239
Governmental debentures- current	2,847	20	(8)	2,859
	$17,194	$103	$(199)	$17,098

As of December 31, 2010
Available- for- sale:
Corporate debentures- current	$18,207	$42	$(161)	$18,088
Governmental debentures- current	2,816	31	(12)	2,835
	$21,023	$73	$(173)	$20,923

C.	Available-for-sale securities are classified as short-term interest-bearing investments on the Company balance sheet.

As of December 31, 2011, the Company's Available-for-sale securities had the following maturity date:

Market Value
Within One year	$2,745
1 to 2 years	3,199
2 to 3 years	4,613
3 to 4 years	4,190
Thereafter	2,351
$17,098

D.
Proceeds from the sale of investment securities available for sale were $12,161  in 2011 (2010- $10,281) ; gross realized gains included in interest and marketable securities income in 2011 were $61 (2010-gross realized gains of $31).

E.
The Company also maintains a $1,666 portfolio of investment securities classified as trading (December 31 2010 and 2009- $1,593 and $1,395, respectively). Net realized losses on trading securities during the year ended December 31 2011 were $174 (For year ended December 31 2010 and 2009- net realized gains were $187 and $281, respectively), and are included in interest and marketable securities income. Net unrealized gains on trading securities held at year end and included in interest and marketable securities income for 2011 were $18 (Net unrealized gains (losses), for 2010 and 2009- ($23) and $59, respectively).

F.
Gross unrealized losses on investment securities and the fair value of the related securities, aggregated by investment category and period that individual securities have been in a continuous unrealized loss position were as follows:

At December 31, 2011	Total (all less than 12 months)
	Unrealized
	losses	Fair value
Available for sale:
Corporate debentures	$(191)	$6,930
US Agency and other governmental
debentures- current	(8)	755
	$(199)	$7,685

At December 31, 2010	Less than 12 months
	Unrealized
	losses	Fair value
Available for sale:
Corporate debentures	$(161)	$9,619
US Agency and other governmental
debentures- current	(12)	776
	$(173)	$10,395

The unrealized losses on investments in U.S goverment or goverment agencies and corporate debt securities were caused mainly by current market conditions. The contractual terms of these investments do not permit the issuer to settle the securities at a price less than the amortized cost of the investment. Since the company does not plan to sell and is not likely to be required to sell the investments before the expected recovery of the amortization cost basis, these investments are not considered other than temporarily impaired.

Other Receivables	12 Months Ended
Dec. 31, 2011
Other Receivables [Abstract]
Other Receivables
Note 4 - Other Receivables

	December 31	December 31
	2010	2011

Government institutions	$1,261	$641
Other	51	45

	$1,312	$686

Deposits And Long-Term Prepaid Expenses	12 Months Ended
Dec. 31, 2011
Deposits And Long-Term Prepaid Expenses [Abstract]
Deposits And Long-Term Prepaid Expenses
Note 5 - Deposits and long-term prepaid expenses

	December 31	December 31
	2010	2011

Long-term deposits (1)	$166	$152
Prepaid expenses (2)	2,035	1,891

	$2,201	$2,043

(1)	Deposits in respect of operating leases of motor vehicles.

(2)	Prepaid expenses for the last one to three months of long-term service agreements with suppliers.

Fixed Assets, At Cost, Less Accumulated Depreciation And Amortization	12 Months Ended
Dec. 31, 2011
Fixed Assets, At Cost, Less Accumulated Depreciation And Amortization [Abstract]
Fixed Assets, At Cost, Less Accumulated Depreciation And Amortization
Note 6 - Fixed Assets, at Cost, Less Accumulated Depreciation and Amortization

	December 31	December 31
	2010	2011

Land	$379	$379
Building	10,762	12,170
Communications equipment	47,266	54,631
Office furniture and equipment	3,022	5,287
Motor vehicles	759	802
Leasehold improvements	4,568	6,145
	66,756	79,414
Accumulated depreciation and amortization	25,977	33,919

Fixed assets , net	$40,779	$45,495

Depreciation and amortization expenses for the years ended December 31, 2009, 2010 and 2011 are $ 5,175, $6,058 and $8,072, respectively.

Accounts Payable - Other	12 Months Ended
Dec. 31, 2011
Accounts Payable - Other [Abstract]
Accounts Payable - Other
Note 7 - Accounts Payable - Other

	December 31	December 31
	2010	2011

Liabilities regarding employees	$1,598	$1,282
Government institutions	39	1
Accrued expenses	596	720
Related parties	55	34
Other	222	298
	$2,510	$2,335

Deferred Income	12 Months Ended
Dec. 31, 2011
Deferred Income [Abstract]
Deferred Income
Note 8 - Deferred Income

Deferred income represents advance payments approximating the last one to three months of long-term service agreements with customers.

The service agreements with the customer are for various periods the last of which ends in 2027.

Liability In Respect Of Employees Severance Payments	12 Months Ended
Dec. 31, 2011
Liability In Respect Of Employees Severance Payments [Abstract]
Liability In Respect Of Employees Severance Payments
Note 9 - Liability in Respect of Employees Severance Payments

A.
Under Israeli law and labor agreements, the Company is required to make severance payments to retired or terminated employees and to employees leaving employment in certain other circumstances. The liability for severance pay is calculated on the basis of the latest salary paid to each employee multiplied by the number of years of employment. The liability is partialy funded by amounts deposited with severance pay funds and insurance companies which are included in non current assets.

B.
According to Section 14 to the Severance Pay Law ("Section 14") the payment of monthly deposits by a company into recognized severance and pension funds or insurance policies releases it from any additional severance obligation to the employees that have entered into agreements with the company pursuant to such Section 14.  Commencing 2009, the Company has entered into agreements with a majority of its employees in order to implement Section 14. Therefore, beginning that date, the payment of monthly deposits by the Company into recognized severance and pension funds or insurance policies releases it from any additional severance obligation to those employees that have entered into such agreements and therefore the Company incurs no additional liability since that date with respect to such employees.

C.	Expenses recorded in respect of provision for employees severance payments for the years ended December 31, 2009, 2010 and 2011 are $ 384, $428, and $31, respectively.

Commitments, Contingent Liabilities And Liens	12 Months Ended
Dec. 31, 2011
Commitments, Contingent Liabilities And Liens [Abstract]
Commitments, Contingent Liabilities And Liens
Note 10 - Commitments, Contingent Liabilities and Liens

A.
The Company has several lease agreements for its facilities and car leasing, the last of which will end by July 31, 2015 and which have some extension options. In addition, the Company is engaged in long-term operating network leases (the last of which will end by December 2017). The annual payments the Company is committed to pay over the next  five years and thereafter (including the options), as of December 31, 2011, are as follows:

2012	$49,492
2013	33,491
2014	22,422
2015	16,219
2016 and thereafter	15,755

$137,379

Operating lease expenses under long- term operating network leases for the years ended December 31, 2009, 2010 and 2011 were $45,900, $50,990 and $58,601 respectively. Rental expenses under the lease agreements for the years ended December 31, 2009, 2010 and 2011 are $327, $436 and $625 respectively.

B.	As at balance sheet date the amounts of guarantees are as follows:

	December 31	December 31
	2010	2011

Guarantees provided by the banks to third parties	$2,270	$2,671

The guarantees were granted to third parties (vendors) to secure the Company's performance under such contracts (broadcasting services and leases). Guarantees were provided for periods between one to five years and are renewed each year according to the vendor's contract terms and conditions.  The  guarantees may be exercised by the third party at any time, subject to the terms in the contracts between the Company and the third party.

C.
The Company has two lines of credit provided to it by Bank Igud (approximately $2.6 million) and Bank Leumi (approximately $0.4 million). From time to time the Company uses its lines of  credit to provide guarantees required under its long term contracts with its suppliers. The commitment fees are 0.1% from the total line of credit for each year. The Banks are allowed to cancel or change the line of credit with 30 days notice.

D.	Long term land lease prepaid expenses includes prepaid expenses in two sites in Israel.

On March 11, 2007, the Israel Land Administration (ILA), authorized to allocate the Company a parcel of land of approximately 538,200 square feet near Galon, Israel. In May 2007, the Company and the ILA entered into a development agreement pursuant to which the Company undertook to commence building a teleport on the site within eighteen months as of the date the approval of the allocation of the land, and to finish the building by no later than April 1, 2010. As part of this agreement, the Company paid $1,121 for the land lease.

Contingent upon the Company complying with the terms of the development agreement, the ILA shall, upon completion of the building, enter into a lease agreement with the Company for a term of 49 years effectively starting from the date the Company and the ILA entered into a development agreement, with an extension option of an additional 49 years, as of the date of the approval of the allocation of the land. The Company has not yet commenced to develop the site, and has informed the ILA of the delay due to delays in obtaining building permits from the regional Building Zoning Committee. Cancelation of the development agreement may result in refund of the fees paid for the land less a 15% termination fee and 6% per annum fee. In the opinion of the Company, there is a remote chance that the ILA will cancel the allocation of the land to the Company.

In November 2008, the Company acquired the Emek Ha'ela teleport in Emek Ha'ela, Israel, from Bezeq, The Israel Telecommunications Corp. Limited.  The Company acquired approximately 26.5 acres for the amount of $6,835 pursuant to a forty-nine year lease with the Israel Land Administration, which is set to expire in May 2042.  The Company also have an option to extend the lease for an additional forty-nine years. The Company is not required to make any additional payments under the lease unless the Company elect to exercise the option to extend the lease beyond 2042.  The teleport also includes a facility with approximately 42,000 square feet.

E.
The construction and operation of the Re'em teleport site and the Emek Ha'ela teleport site require building permits from local and regional zoning authorities, which are granted for limited periods and are subject to renewal from time to time. The building permit for the Company's Re'em teleport site expired on October 20, 2009.  The Company applied to extend the permit for an additional 3-year term but the request was denied on January 6, 2011. On March 20, 2011 the Company appealed the decision to the District Building and Zoning Appeals Committee.

On April 27, 2011 an appeal hearing was held in front of the District Building and Zoning Appeals Committee which agreed to extend the relevant permits until April 1, 2012 subject to certain terms. Any further extension will also be subject to the Company filing a detailed plan for the Galon teleport site.

In addition on November 14, 2010, the Company received an indictment filed by the Shikmim Regional Building and Zoning Committee with the Ashkelon Magistrate Court in Israel for allegedly using, building and erecting structures and antennas at the Re'em Teleport, without proper permits. The hearing regarding the indictment which was scheduled for November 2, 2011 was postponed and is now scheduled for March 21, 2012. In the opinion of the Company's legal advisers, the minimum fine which will be imposed on the Company, should it be convicted, will be NIS 10 (approximately $2.8). However, according to the law the court has discretion to impose higher fines.

F.
On June 13, 2011 The Tel Aviv District Court ordered to dismiss the claim filed  by Screenpeaks Ltd. ("Screenpeaks"), a former Israeli customer, filed on May 22, 2008 against the Company and the Israeli Ministry of Communications ("MOC") in the Tel Aviv District Court. The dismissed claim  alleged that the Company unlawfully terminated services to the Screenpeaks pursuant to the instructions of the MOC. The plaintiff sought  damages from the Company and the MOC in the amount of NIS 23,000 not including VAT  (approximately $6,481 not including VAT ).

G.
On March 15, 2006, the Company signed an agreement with the CEO's wholly-owned company (hereinafter "Mr. Rivel's company")  regarding his compensation for management services. On November 28 ,2011 the Company announced that its Chief Executive Officer,Mr. David Rivel, will retire on June 30, 2012. Mr. Rivel's previous contract with the Company, which was expired on December 31, 2011, was extended until June 30, 2012 to ensure a seamless transition. During this period Mr. Rivel will assist the Company's Board of Directors in selecting and appointing a new CEO. After said date, Mr. Rivel will remain as an advisor to the Company and a member of the Company's Board of Directors. The Company have also agreed with Mr. Rivel that following the expiration or termination of the agreement with Mr. Rivel's company during 2012 for any reason other than as a result of Mr. Rivel's death, the Company will pay Mr. Rivel, in consideration for a non-competition undertaking on his part for a period of 24 months, $650 thousand to be paid on a quarterly basis. In December 2011, the Company entered into a consulting agreement with  Mr. Rivel's company, whereby upon termination of the services agreement and the retirement of Mr. Rivel from serving as the Company's Chief Executive Officer on June 30, 2012, the Company may continue to benefit from Mr. Rivel's experience and capabilities.  Pursuant to the consulting agreement, Mr. Rivel's company will provide consulting services to the Company, as requested and directed from time to time by the company's Chairman of the board of directors and the successor Chief Executive Officer then in office.  The agreement shall extend for a period of two years from July 1, 2012 through June 30, 2014.  In consideration for the services, the Company will pay  Mr. Rivel's company an annual fee of $60 plus VAT, payable in four equal quarterly installments per year, and reimburse Mr. Rivel's company for certain car expenses incurred by Mr. Rivel not to exceed NIS 17.5 plus VAT per month until February 2013.

As a result, the remaining contracted term of the options granted to the CEO was extended until December 31, 2012.

Share Capital	12 Months Ended
Dec. 31, 2011
Share Capital [Abstract]
Share Capital
Note 11 - Share Capital

A.	Ordinary shares

All of the issued and outstanding Ordinary Shares of the Company are duly authorized, validly issued, and fully paid.  The Ordinary Shares of the Company are not redeemable and have no preemptive rights.  The ownership or voting of Ordinary Shares by non-residents of Israel is not  restricted in any way by the Company's memorandum of association, its articles of association or the  laws of the State of Israel, except that citizens of countries which are, or have been, in a state of war  with Israel may not be recognized as owners of Ordinary Shares.

The Company's license from the Israeli Ministry of Communications to operate its teleports provides that, without the consent of the Israeli Minister of Communications, no means of control of the Company may be acquired or transferred, directly or indirectly.

In connection with the Company's initial public offering in November 2006, the Company's license was amended to provide that the Company's entering into an underwriting agreement for the offering and sale of shares to the public, listing the shares for trading, and depositing shares with a depository was not considered a transfer of means of control.  In addition, pursuant to the amendments, transfers of the Company's shares that do not result in the transfer of control of the Company are permitted without the prior approval of the Ministry of Communications, provided that:

In the event of a transfer or acquisition of shares without the consent of the Ministry of Communications, resulting in the transferee becoming a beneficial holder of 5% or more of our shares or being entitled to a right to appoint a director or the chief executive officer (or is a director or the chief executive officer), the Company must notify the Ministry of Communications within 21 days of learning of such transfer; and

In the event of a transfer or acquisition of shares without the consent of the Ministry of Communications, resulting in the transferee becoming a beneficial holder of 10% or more of our shares or having significant influence over the Company (but which does not result in a transfer of control of the Company), the Company must notify the Ministry of Communications within 21 days of learning of such transfer and request the consent of the Ministry of Communications for such transfer.

In addition, should a shareholder,  other than the Company's existing shareholders prior to the Initial Public Offering, become a  beneficiary holder of 10% or more of the Company's shares or acquire shares in an amount resulting in  such shareholder having significant influence over the Company without receiving the consent of the  Minister of Communication, its holdings will be converted into dormant shares for as long as the Minister's consent is required but not obtained. The beneficial holder of such dormant shares will have no rights other than the right to receive dividends and other distributions to shareholders and the right to  participate in such offerings.

The Company's license also states that means of control of the Company, or of an interested shareholder of the Company (which generally would include a holder of 5% of the Company's voting power or other means of control), cannot be pledged unless such pledge agreement includes a condition that prohibits the exercise of the pledge without obtaining the advance written approval of the Minster of Communication.

B.	Employees' stock options

(1)	Options granted to the CEO

On March 15, 2006, the Company signed an agreement with the CEO's wholly-owned company (hereinafter "Mr. Rivel's company")  regarding his compensation for management services. According to the agreement there is an option plan for the CEO, which entitles him to 233,100 options (hereinafter - the 2006 options). As of December 31,2011, all options are fully vasted. Each option entitles the holder to purchase one ordinary share of the Company.

As a result of the CEO's management services agreement extention (see note 10G), the remaining contracted term of the options granted to the CEO was extended until December 31, 2012.

The following table summarizes information relating to the 2006 options outstanding as of December 31, 2011:

					Aggregate
					intrinsic value
					as of
	Remaining		Grant date	Grant date	December 31,
Number of	contractual	Exercise	fair value per	intrinsic	2011
options	life (in years)	Price (in $)	Share (in $)	Value (in $)	(in $)

37,800	1	5.60	5.60	-	-
37,800	1	6.16	5.60	-	-
44,100	1	6.77	5.60	-	-
50,400	1	7.45	5.60	-	-
63,000	1	8.35	5.60	-	-
233,100					-

The fair value of the common stock was determined on December 21, 2005 and no significant events affected the valuation between December 21, 2005 and the date of the grant.

The fair value of each option granted in 2006 was estimated on the date of grant under Black-Scholes model, assuming dividend yield of zero percent, due to dividend adjustment mechanism and using the following assumptions:

(1)	Risk-Free, annual interest rate of 4.68%, which represented the risk free interest rate of US zero-coupon Government Bonds.

(2)	Weighted average expected life of 4 years.

(3)	Expected average volatility of 39.51%, which represented a weighted average standard deviation rate for the stock prices of similar companies traded in the NASDAQ National Market.

B.	Employees' stock options (cont'd)

(1)	Options granted to the CEO (cont'd)

The options activities are as follows:

			Weighted-
			Average
	Number of	Weighted average	grant-date
	shares	exercise price	fair value
Options outstanding at December 31, 2007, 2008, 2009
2010 and 2011	233,100	$6.99	$1.83

Options exercisable as at December 31, 2008	75,600	$5.88	$1.83

Options exercisable as at December 31, 2009	119,700	$6.20	$1.83

Options exercisable as at December 31, 2010	170,100	$6.58	$1.83

Options exercisable as at December 31, 2011	233,100	$6.99	$1.83

(2)	Restricted share units granted to employees and directors

In the fourth quarter of 2006, the Company adopted an equity incentive plan ("the Plan").

Under the Plan, the Company may grant its directors, officers and employees restricted shares, restricted share units and options to purchase its ordinary shares.

Restricted Share Units are granted in the form of units to acquire one share. Until the shares are issued subject to the vesting of such unit, no right to vote or receive dividends or any other rights as a shareholder shall exist with respect to the units to acquire Shares.

On October 31, 2006, the Company has granted a total of 105,840 restricted share units which vest over four years from the grant date. The grant date fair value of the restricted share units was $12.50 per share.

B.	Employees' stock options (cont'd)

(2)	Restricted shares units granted to employees and directors (cont'd)

Restricted share units activity during the periods indicated is as follows:

Number of
restricted
shares units
Balance at January 1, 2010	19,845
Vested	(19,845)
Forfeited	-
Balance at December 31, 2010
and 2011	-

(3)	Options granted to outside directors

On January 25, 2010, the Company  granted  to its outside directors 14,880 options to purchase Company shares at  an exercise price of $12.50 per share. The options shall vest in three equal installments at the end of each year during the three years from the grant date.

The fair value of each option granted was estimated on the date of grant under Black-Scholes model, assuming dividend yield of 3.4% , as a result of a dividend adjustment mechanism and on the basis of the following assumptions:

(1)  A risk-free, annual interest rate of 0.86% for the first year of vesting, and 1.4% for each of the second and third year of vesting, which represents the risk free interest rate of US zero-coupon Government Bonds.

(2) A weighted average expected life of 3.38 years, over which the options granted are expected to be outstanding.

(3)  An expected average volatility of 51.28%, representing a weighted average standard deviation rate for the stock price of the Company, which is traded on the NASDAQ National Market since October 2006.

As of December 31, 2011, out of $39 unrecognized compensation cost as of grant date,  there was approximately $13 of unrecognized compensation cost related to non-vested options to be recognized over a period of 1 year by the straight-line method.

B.	Employees' stock options (cont'd)

(4)	Options granted to Chairman of the Bord of Directors

On June 28, 2011, the Company granted Dr. Shlomo Shamir, the Company's Chairman of the Board of Directors, options to purchase 260,198 Ordinary Shares of the Company, with an exercise price of $6.87 per share.

Following is the vesting schedule for the above options:

Tranche one: 86,733 Options (33.33%) vest after two years on June 28, 2013 only if the average closing price of the Shares on December 2012 on the NASDAQ equals or exceeds $12.50.

  Tranche two: 86,733 Options (33.33%), together with any unvested portion of the first tranche, vest after three years on June 28, 2014 only if the average closing price of the Shares on December 2013 on the NASDAQ equals or exceeds $14.41.

  Tranche 3: 86,732 Options (33.33%) together with any unvested portion of the first and second tranche, vest after four years on June 28, 2015 only if the average closing price of the Shares on December 2014 on the NASDAQ equals or exceeds $18.45.

Due to the nature of the vesting schedule the fair value of each option granted was on the date of grant using a Monte-Carlo simulation, assuming a dividend yield of 3.4% , and using the following assumptions:

(1)   Risk-Free rates, for the options granted, as both the exercise price and the share price are in U.S. Dollar terms, the annual risk free rates are the appropriate yield rates of non-index linked U.S. Federal Reserve treasury bonds for the expected term. The 7-year risk free interest rate was used to value the option. The rate equals to 1.19%.

(2) It is assumed that the chairman will retain his position until the maturity date of the options granted. Accordingly, the assumed forfeiture rate for the options is 0%.

(3) The volatility determination was based on the four- year historical stock price of the Company which is traded on the NASDAQ National Market and equals 49.93%.

As of December 31, 2011, out of $459 unrecognized compensation cost as of grant date,  there was approximately $376 of unrecognized compensation cost related to non-vested options to be recognized over a period of 3.5 years under a graded vested method. As of December 31, 2011, the remaining contractual life of these options is 6.5 years, and there is no aggregate intrinsic value.

B.	Employees' stock options (cont'd)

(5)	Options Summarize:

The following summarizes the allocation of stock-based compensation charge for the 2006 options, the restricted share units granted and for the 2011 options granted to outside directors and Chairman of the Bord of Directors :

	Year ended December 31
	2009	2010	2011
Cost of revenues	81	67	-
Sales and marketing	101	85	-
General and administrative	233	220	117

	415	372	117

	Year ended December 31
	2009	2010	2011
Tax benefit recognized in respect
of stock- based compensation
expenses	58	142	27

The total number of ordinary shares that are available for grant under the Company's options plan is 961,397, which is reduced by two shares for each restricted share unit or restricted share that the Company grant under the plan and by one share for each option that the Company grant under the plan. As of December 31, 2011, the Company had outstanding options under the plan to purchase 275,078 ordinary shares (See items 3 and 4 above). As of December 31, 2011, no other awards were outstanding under the plan.

C.	Amendment to the Company's 2006 Israel Equity Incentive Plan

On  June 28, 2011, the Company's Shareholders approved an amendment to the Company's 2006 Israel Equity Incentive Plan (the "Plan") according to which the maximum aggregate number of Ordinary Shares which may be issued under the Plan was increased from 441,000 to 961,397  and the term of the Plan was extended until December 31, 2020.

The plan is under Section 102 of the Israeli Income Tax Ordinance which provides certain tax benefits in connection with share-based compensation to employees, officers and directors.

Segments Results	12 Months Ended
Dec. 31, 2011
Segments Results [Abstract]
Segments Results
Note 12 - Segments Results

ASC 280-10, "Disclosures about Segments of an Enterprise and Related Information", establishes standards for reporting information about operating segments. The following information is provided in accordance with the requirements of ASC 280-10 and is consistent with how business results are reported to the chief operating decision maker.

The Companys' segments are strategic business units that offer different communication services and are managed accordingly. As a result of the acquisitions of the 711 business unit  in November 2008 (see note 1J), the Company presents two operating segments. The Company analyzes its operating segments based on the segment's gross profit. The Company has two reportable segments: (1) Mobile satellite communications services (hereinafter- Mobile satellite communication services), and (2) Content management and distribution services to television and radio broadcasting  industries  (hereinafter- Content management and distribution services).

Management evaluates each segment's performance based upon revenues and gross profit. Management believes such discussions are the most informative representation of how management evaluates performance. Business segment revenues and gross profit are presented below.

The Company's CODM (Chief Operating Decision Maker) does not review segment assets information in order to assess each segment performance. Furthermore, asset information is monitored at the corporate level and reported to the CODM on a total company basis versus a segment basis.

The following tables show components of results of operations by segment: Year ended December 31, 2011

	Mobile Satellite Communication Services	Content management and distribution services	Total

Total revenue	$8,334	$104,586	$112,920

Gross profit	$384	$25,597	$25,981

Sales and marketing			7,067
General and administrative			10,130

Operating income			$8,784

Financial expenses, net			(2,470)

Other expenses, net			(1)

Income before taxes on in income			$6,313

Depreciation and amortization	$506	$7,971	$8,477

Year ended December 31, 2010
	Mobile Satellite Communication Services	Content management and distribution services	Total

Total revenue	$6,996	$95,031	$102,027

Gross profit	$390	$25,675	$26,065

Sales and marketing			6,380
General and administrative			9,194

Operating income			$10,491

Financial income, net			667

Income before taxes on in income			$11,158

Depreciation and amortization	$444	$6,010	$6,454

Year ended December 31, 2009

	Mobile Satellite Communication Services	Content management and distribution services	Total

Total revenue	$4,488	$89,199	$93,687

Gross profit	$74	$29,065	$29,139

Sales and marketing			5,554
General and administrative			8,391

Operating income			$15,194

Financial expense, net			(388)

Other income, net			26

Income before taxes on in income			$14,832

Depreciation and amortization	$320	$5,264	$5,584

Revenue is attributed to geographic region based on the location of the customers.

Revenues and long lived assets by geographic areas:
	Year ended December 31
Revenues:	2009	2010	2011

North America	$20,996	$24,464	$31,763
Europe	39,551	45,476	48,181
Asia	10,528	9,278	9,537
Israel	6,440	7,329	9,884
Middle East (other than Israel)	12,196	13,930	11,900
Rest of the world	3,976	1,550	1,655

	$93,687	$102,027	$112,920

Long lived assets:	December 31	December 31
	2010	2011

Israel	$39,526	$44,249
North America	5,884	5,566
Total	$45,410	$49,815

Interest And Marketable Securities Income	12 Months Ended
Dec. 31, 2011
Interest And Marketable Securities Income [Abstract]
Interest And Marketable Securities Income
Note 13 - Interest and marketable securities income

Interest and marketable securities income, net, consist of the following:

	Year ended December 31
	2009	2010	2011

Interest on deposits, net	$159	$61	$32
Interest on trading debt securities	45	36	27
Discount accretion and premium amortization
of held- to- maturity securities, net	(299)	15	-
Discount accretion and premium amortization
of available- for- sale securities, net	396	422	325
Profits (loss) from trading securities, net	340	164	(158)
Other	(2)	(17)	174

	$639	$681	$400

Taxes On Income	12 Months Ended
Dec. 31, 2011
Taxes On Income [Abstract]
Taxes On Income
Note 14 - Taxes on Income

A.	Income tax expense included in the statement of operations

	Year ended December 31
	2009	2010	2011

Current taxes	$4,600	$2,197	$1,661
Taxes in respect to previous years	-	145	67
Deferred taxes	(1,346)	106	250
Income tax expense *	$3,254	$2,448	$1,978

* Most of the Company's taxes are calculated based on Israeli tax law except for taxes of the US subsidiary that are calculated based on US tax law.

B.	Adjustments for inflation

Income tax is computed on the basis of the Company's results in nominal NIS determined for statutory purposes. On February 26, 2008, the Israeli Income Tax Law (Inflationary Adjustments) (Amendment No. 20) (Restriction of Period of Application) – 2008 ("the Amendment") was passed by the Knesset. According to the Amendment, the Inflationary Adjustments Law is no longer applicable subsequent to the 2007 tax year, except for certain transitional provisions.

C.	Tax benefits under the Law for Encouragement of Capital Investment (hereinafter - the Investment Law)

The Company received from the Israeli Investment Center approval to it being considered to be an "Approved Enterprise" as defined in the Investment Law for its export  expansion plan begining the 2006 tax year. Any income from that Approved Enterprise will be  subject to a reduced tax rate of 25% for a period up to a total of seven years. Under the terms of the program, which relates to the Company's export of communication  services to television channels and television operations via satellites the Company is required  to fulfill certain conditions and management of the Company believes that as of the date of the  financial statements the Company has complied with those conditions. In 2009, the realized tax reductions resulting from the "approved enterprise" status in an aggregate amount of $114.  In 2010 and 2011 the corporate tax rate was reduced to 25% and 24%, respecively, and therefore there was no tax benefit resulting from the approved enterprise program.

Dividend distribution originating from income of an Aprroved Enterprise will be subject to a withholding tax at a rate of 15% provided that dividend is distributed during the period stipulated under the Israeli law.

In January 2011 an amendment to the Law for Encouragement of Capital Investments, 1959 (Amendment No. 68) (the "Amendment") was passed by the Knesset. In accordance with the Amendment the tax rate that may apply to income generated by certain enterprises that meet various conditions ("Preferred Enterprise") will be as follows: 15% during 2011 and 2012 for Preferred Enterprises located in certain areas (i.e., center of Israel). In 2013 and 2014 the tax rate will be 12.5%, and from 2015 onward the tax rate will be 12%. The Company is in the process of examining its eligibility for the preferred tax rate mentioned above. At this stage the company did not elect the Preferred Enterprise route.

D.	Taxation of the subsidiary

At December 31, 2011, the Company's subsidiary had approximately US$ 600 net operating loss carryforwards for US federal income tax reporting purposes, which will expire through 2029. In addition, at December 31, 2011, the subsidiary had approximately US$ 613 net operating loss carryforwards for state income tax reporting purposes, which will expire through 2029.

E.	Income before income taxes and income taxes expense (benefit) included in the consolidated statements of operations

	Year ended December 31
	2009	2010	2011

Income (loss) before income taxes:
Israel	$15,760	$11,475	$5,703
Foreign Jurisdiction	(928)	(317)	610
	$14,832	$11,158	$6,313
Income tax expense (benefit):
Current taxes:
Israel	$4,600	$2,197	$2,074
Foreign Jurisdiction	-	-	(413)
	$4,600	$2,197	$1,661

Tax expense (benefit) in respect to previous years:
Israel	$-	$145	$(358)
Foreign Jurisdiction	-	-	425
	$-	$145	$67

Deferred taxes:
Israel	$(825)	$131	$(366)
Foreign Jurisdiction	(521)	(25)	616
	$(1,346)	$106	$250

Total	$3,254	$2,448	$1,978

F.
 In July 2005 and in July 2009, the Knesset passed tax reform acts that provide for a gradual reduction in the corporate income tax rate as follows: in 2010 the tax rate was reduced to 25% and in 2011 it was reduced to 24%, in 2012- 23%, in 2013- 22%, in 2014- 21%, in 2015- 20%,  and from 2016 onward the  tax rate will be 18%. In December 2011 the Knesset passed an amendment to tax laws according to which, among other, from 2012 onward the corporate income tax rate will be 25%. Current and deferred tax balances as of December 31, 2011 are calculated in accordance with the new tax rates provided in the according to the recent legislative change. The effect of the change in tax rate on the financial statements at December 31, 2011 reflected a decrease in deferred tax balances in the amount of $125.

G.	Reconciliation between the tax on the pre-tax adjusted earnings and the tax expense included in the statement of operations

	Year ended December 31
	2009	2010	2011

Statutory tax rate	26%	25%	24%

Income before taxes on income as
reported in the statement of operations	$14,832	$11,158	$6,313

Computed "expected" tax expense	3,856	2,790	1,515

Non-deductible expenses	35	40	29
Effect of Approved Enterprise tax rate	(114)	-	-
Tax adjustment in respect
of different tax rate for foreign subsidiaries	(75)	64	97
Deferred taxes for losses from previous years	(203)	-	-
Taxes in respect to previous years	-	145	67
Influence of change in tax rate on DTA	94	210	127
Difference in basis of measurment for
financial reporting and tax return purposes	(254)	(975)	233
Utilize tax losses from prior years	78	227	(8)
Other differences, net	(163)	(53)	(82)

	$3,254	$2,448	$1,978

H.	Deferred taxes

As of December 31, 2010 and 2011, the tax effects of temporary differences that give rise to significant portions of deferred tax assets and liabilities are attributable to the following:

	December 31	December 31
	2010	2011

Deferred tax assets:

Provision for doubtful debts	$1,360	$1,723
Vacation pay accruals	133	143
Stock-based compensation	325	261
Foreign currency embedded
derivatives	-	293
Marketable securities	744	266
Net operating loss carryforwards	546	379
Severance pay fund	8	15

Total gross deferred tax assets	$3,116	$3,080

Less valuation allowance	(720)	(242)

Net deferred tax assets	$2,396	$2,838

Deferred tax liabilities:

Fixed assets	$(957)	$(1,767)
Foreign currency embedded
derivatives	(230)	-
Goodwill	(176)	(286)

Total gross deferred tax liabilities	$(1,363)	$(2,053)

Net deferred tax asset	$1,033	$785

The net change in valuation allowance for the years ended December 31, 2009 and 2010 was an increase of $94, $210, respectively, and in 2011 there was decrease of $478.

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of  deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible.

H.	Deferred taxes (cont'd)

Management considers the scheduled reversal of deferred tax liabilities, projected future taxable  income, and tax planning strategies in making this assessment. Based upon the level of historical  taxable income and projections for future taxable income over the periods in which the deferred tax  assets are deductible, management believes it is more likely than not that the Company will realize the benefits of these deductible differences, net of the existing valuation allowance at December 31, 2011. The amount of the deferred tax asset considered realizable,  however, could be reduced in the near term if estimates of future taxable income during the carryforward period are reduced.

I.	Accounting for uncertainty in income taxes

A reconciliation of the beginning and ending balance of unrecognized tax benefits is as follows:

	2010	2011
Balance at January 1	$890	$1,172
Increase related to prior year tax positions	55	116
Increase related to current year tax positions	227	106
Balance at December 31	$1,172	$1,394

The unrecognized tax benefits at December 31, 2009, 2010 and 2011 were $890, $1,172 and $1,394 respectively, if recognized, would affect the effective tax rate of the Company.

No  penalties have been recorded at the date of adoption and for the years ended December 31, 2009, 2010 and 2011. The Company and its subsidiaries files income tax returns in Israel, Cyprus and USA. As of December 31, 2011, the Israeli tax returns of the Company are open to examination by the Israeli income tax authorities for the tax years of 2005 through 2011 and the tax returns of the foreign subsidiaries are open to examination by the tax authorities for the tax years 2007 through 2011. In addition, The Company is unable to provide an estimate of the range of the total amount of unrecognized tax benefits that is reasonably possible to change significantly within the next twelve months.

Goodwill And Other Intangible Assets	12 Months Ended
Dec. 31, 2011
Goodwill And Other Intangible Assets [Abstract]
Goodwill And Other Intangible Assets
Note 15 - Goodwill and Other Intangible Assets

A.	Acquired Intangible Assets

	December 31, 2011
		Weighted
		Remaining
	Gross	average
	carrying	amortization	Accumulated
	amount	period	amortization

Franchise agreement	$857	2.3 yrs	$(538)
Brand name	274	2.3 yrs	(158)
Customer relationship	281	1 yrs	(228)
Licenses	147	6.6 yrs	(49)
Total	$1,559		$(973)

	December 31, 2010
		Weighted
		Remaining
	Gross	average
	carrying	amortization	Accumulated
	amount	period	amortization

Franchise agreement	$857	3.3 yrs	$(358)
Brand name	274	3.3 yrs	(108)
Customer relationship	281	2 yrs	(162)
Licenses	147	7.6 yrs	(34)
Total	$1,559		$(662)

The expected intangible assets amortization expense for each of the next five years and thereafter is as follows:

2012	241
2013	214
2014	81
2015 and thereafter	50
$586

Aggregate amortization expense for amortizing intangible assets was $299, $319 and $311 for the years ended December 31, 2009, 2010 and 2011, respectively.

B.	Goodwill

The goodwill recorded in the acquisition from Bezeq represents future synergy in the company's content management and distribution services resulting from the use of the Emeq Haela facility for expanding its business and is attributed to the content management and distributtion segment.

Transactions And Balances With Related Parties	12 Months Ended
Dec. 31, 2011
Transactions And Balances With Related Parties [Abstract]
Transactions And Balances With Related Parties
Note 16 - Transactions and Balances with Related Parties

A.	Transactions with related parties

	Year ended December 31
	2009	2010	2011

Revenues from sales and services (C)	$1,145	$1,148	$1,192

General and administrative	$41	$59	$89

Management's fees to shareholders (D)	$398	$398	$398

Purchase of fixed asset	$-	$40	$322

B.	Balances with related parties

	December 31	December 31
	2010	2011

Trade receivables	$175	$154

Other payables	$55	$34

C.	Revenues from related parties

The Company is engaged with customers, which are related parties of one of its shareholders.

D.	Management's fees to shareholders

In October 2006, the Company entered into an agreement with Del-Ta Engineering Ltd. (shareholder, hereinafter- "Del- Ta") and Kardan Communications Ltd. (shareholder, hereinafter- "Kardan") that sets forth the management and consulting services that Del-Ta and Kardan are obligated to provide and the annual management fee payable thereunder as follows: (i) $235 to Del-Ta and (ii) $163 to Kardan. This agreement provided initially for a one year term and renews automatically for one year periods unless terminated by the Company or, jointly, by Del-Ta and Kardan. Each of Del-Ta and Kardan agreed not to terminate or amend the agreement without the consent of the other service provider. Del-Ta Engineering and Kardan also agreed that for so long as each has a representative serving on the Company's board of directors, neither party will vote any shareholder vote in favor of terminating or not renewing the agreement. On June 28, 2011, the Company's Shareholders approved an amendment to the term of the Management Services Agreement with Del-Ta Engineering Ltd. and Kardan Communications Ltd., extending the term of the Management Services Agreement for a period ending on June 28, 2014. The payments pursuant to this agreement aggregated $398 in each of 2009, 2010 and 2011.

Fair Value Of Financial Instruments	12 Months Ended
Dec. 31, 2011
Fair Value Of Financial Instruments [Abstract]
Fair Value Of Financial Instruments
Note 17 - Fair Value of Financial Instruments

The Company adopted ASC Topic 820 for fair value measurements of financial assets and financial liabilities. ASC Topic 820 clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. ASC Topic 820 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to measurements involving significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

*	Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

*	Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

*	Level 3 inputs are unobservable inputs for the asset or liability.

The level in the fair value hierarchy within which a fair value measurement in its entirety falls is based on the lowest level input that is significant to the fair value measurement.

In accordance with ASC Topic 820 the Company's available-for-sale and trading securities are classified within Level 1 because their value was determined using quoted market prices in active markets. The Company's embedded currency conversion derivatives are classified as Level 2 as they represent foreign currency forward and option contracts valued primerily based on observable inputs including forward rates and yield curves. The Company did not have any transfers between Level 1 and Level 2 fair value measurements during fiscal 2011.

As of December 31, 2011, the Company held approximately $3,586 of U.S government or government agency marketable securities ($2,859 are calssified as available for sale, and $727 as trading) and approximately $15,178 of marketable corporate debt securities ($14,239 are calssified as available for sale, and $939 as trading).

Assets and liabilities measured at fair value at December 31, 2010 and 2011, are summarized below:

		Fair Value Measurements at Reporting Date Using

	December 31,	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	2011	(Level 1)	(Level 2)	(Level 3)
Assets:
Trading securities	$1,666	$1,666	$-	$-
Available-for-sale securities:
Corporate debentures	14,239	14,239	-	-
US government or government
agency debentures	2,859	2,859	-	-
Fair value of embedded
currency conversion
derivatives	797	-	797	-
Total	$19,561	$18,764	$797	$-
Liabilities:
Fair value of embedded
currency conversion
derivatives	$1,970	$-	$1,970	$-

	December 31,	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	2010	(Level 1)	(Level 2)	(Level 3)
Assets:
Trading securities	$1,593	$1,593	$-	$-
Available-for-sale securities:
Corporate debentures	18,088	18,088	-	-
US government or government
agency debentures	2,835	2,835	-	-
Fair value of embedded
currency conversion
derivatives	2,078	-	2,078	-
Total	$24,594	$22,516	$2,078	$-
Liabilities:
Fair value of embedded
currency conversion
derivatives	$1,121	$-	$1,121	$-

In addition, the Companys' financial assets and liabilities consist of cash and cash equivalents, short- term investments, trade and other receivables and trade and other payables. The carrying amount of these financial instruments approximate fair value because of the short maturity of these investments. Assets held for severance benefits are recorded at their current cash redemption value.

The unrealized losses on investments in U.S government or government agencies and corporate debt securities were caused mainly by current market conditions. Since the Company does not plan to sell and is not likely to be required to sell the investments before the expected recovery  of the amortization cost basis, these investments are not considered other than temporarily impaired.